Credit Facility and Term Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Credit Facility and Term Loans
6. CREDIT	FACILITY AND TERM LOANS

Credit facility and term loans consisted of the following as of December 31, 2018 and September 30, 2019:

	December 31, 2018	September 30, 2019
	(in thousands)
MidCap credit facility	$16,455	$15,114
Less: deferred debt issuance costs	(1,960)	(1,442)
Less discount associated with issuance of warrants	(44)	(32)

Total MidCap credit facility	$14,451	$13,640

Horizon term loan	$15,000	$15,000
Less: deferred debt issuance costs	(1,022)	(906)
Less discount associated with issuance of warrants	(929)	(755)

Total Horizon term loan	13,049	13,339
Less-current portion	—	—

Term loan-non current portion	$13,049	$13,339

MidCap Credit Facility and Term Loan

On October 16, 2017, the Company entered into a three-year, $15.0 million revolving credit facility (the “Prior Credit Facility”) with MidCap pursuant to a credit and security agreement (the “Credit and Security Agreement”). As part of the Credit and Security Agreement, the Company also obtained a three-year, $7.0 million term loan with MidCap (the “Prior Term Loan”). On November 23, 2018, the Company exited the Prior Credit Facility with MidCap and entered into a new three-year $25.0 million revolving credit facility (the “Credit Facility”) with MidCap. The Credit Facility can be increased, subject to certain conditions, to $50.0 million. Loans under the Credit Facility are determined based on percentages of the Company’s eligible accounts receivable and eligible inventory. The Credit Facility bears interest at LIBOR plus 5.75% for outstanding borrowings. The Company is required to pay a facility availability fee of 0.5% on the average unused portion of the facility. The Credit Facility contains a minimum liquidity financial covenant that requires the Company to maintain a minimum of $5.0 million in cash on hand or availability in the Credit Facility. In 2018, the Company incurred approximately $1.3 million in debt issuance costs which has been offset against the debt and will be expensed over the three years. Unamortized debt issuance costs of $0.7 million, relating to the Prior Credit Facility, will be amortized in accordance with the terms of the Credit Facility. As of December 31, 2018, there was $16.5 million outstanding on the Credit Facility and an available balance of approximately $1.4 million. As of September 30, 2019, there was $15.1 million outstanding on the Credit Facility and an available balance of approximately $0.8 million. As of September 30, 2019, the Company was in compliance with the financial covenants contained within the Credit Facility.

The Company recorded interest expense from the credit facilities of approximately $0.2 million and $0.4 million for the three months ended September 30, 2018 and 2019, respectively, which included $0.1 million and $0.2 million, respectively, relating to debt issuance costs. The Company recorded interest expense from the credit facilities of approximately $0.8 million and $1.9 million for the nine months ended September 30, 2018 and 2019, respectively, which included $0.3 million and $0.5 million, respectively, relating to debt issuance costs.

The Company recorded interest expense from the Prior Term Loan of $0.2 million and $0.7 million for the three and nine months ended September 30, 2018, respectively, which included less than $0.1 million relating to debt issuance costs for each period.

On December 31, 2018, the Company repaid the Prior Term Loan with MidCap for $4.9 million as part of the entry into a new term loan with Horizon, including $0.1 million of a prepayment penalty.

Horizon Term Loan

On December 31, 2018, the Company entered into a new term loan agreement with Horizon (the “Horizon Loan Agreement”). As part of the agreement, the Company obtained a five-year $15.0 million term loan (the “Term Loan”). The Term Loan bears interest at 9.90% plus the amount by which one-month LIBOR (or, if LIBOR is no longer widely used or available, a successor benchmark rate, which successor rate shall be applied in a manner consistent with market practice, or if there is no consistent market practice, such successor rate shall be applied in a manner reasonably determined by Horizon) exceeds 2.50% for outstanding borrowings and payments on principal are made on a monthly basis. The maturity date of the Term Loan is January 2023. The Term Loan contains minimum required EBITDA financial covenants that require the Company to achieve EBITDA of certain amounts based on the amount that the Company is permitted to borrow above $25.0 million under the Credit Facility.

In connection with the Horizon Term Loan Agreement, the Company issued to Horizon warrants to purchase 76,923 shares of its common stock at an exercise price of $15.60 per share. The warrants are exercisable and expire ten years from the date of issuance. The Company utilized the Binomial option-pricing model to determine the fair value of the warrants. The fair value of the warrants on issuance was $0.9 million, which has been recorded as a debt discount against the Term Loan.

The Company incurred approximately $1.0 million in debt issuance costs which has been offset against the debt and will expense over the five years.

The Credit Facility and the Term Loan contain a minimum liquidity covenant that requires the Company to maintain at minimum $5.0 million in unrestricted cash at all times, subject to increases based on amounts drawn. Further, there are additional covenants that, among other things, restrict the ability of the Company and certain of its subsidiaries to (i) incur, assume or guarantee additional indebtedness; (ii) pay dividends or redeem or repurchase capital stock; (iii) make other restricted payments; (iv) incur liens; (v) redeem debt that is junior in right of payment to the notes; (vi) sell or otherwise dispose of assets, including capital stock of subsidiaries; (vii) enter into mergers or consolidations; and (viii) enter into transactions with affiliates. These covenants are subject to a number of exceptions and qualifications.

As of September 30, 2019, there was $15.0 million outstanding on the Term Loan and the Company was in compliance with the financial covenants contained within the loan. The Company recorded interest expense from the Term Loan of $0.5 million and $1.5 million for the three and nine months ended September 30, 2019, respectively, which included $0.1 million and less than $0.4 million, respectively, relating to debt issuance costs.

Interest Expense, Net

Interest expense, net consisted of the following for the three and nine months ended September 30, 2018 and 2019:

	Three Months Ended
	September 30, 2018	September 30, 2019
	(in thousands)
Interest expense	$439	$955
Interest income	—	(80)

Total Interest expense, net	$439	$875

	Nine Months Ended
	September 30, 2018	September 30, 2019
	(in thousands)
Interest expense	$1,503	$3,456
Interest income	—	(88)

Total Interest expense, net	$1,503	$3,368

9.	CREDIT FACILITY AND TERM LOANS

Credit facility and term loans consisted of the following as of December 31, 2017 and 2018:

	December 31, 2017	December 31, 2018
Mid Cap Credit facility	$4,575	$16,455
Less: deferred debt issuance costs	(876)	(1,960)
Less discount associated with issuance of warrants	(68)	(44)

Total Mid Cap credit facility	$3,631	$14,451

Mid Cap Term loan	$6,841	$—
Less: deferred debt issuance costs	(204)	—
Less discount associated with issuance of warrants	(16)	—

Total Mid Cap term loan	6,621	—
Less-current portion	(1,889)	—

Term loan-non current portion	$4,732	$—

Horizon Term loan	$—	$15,000
Less: deferred debt issuance costs	—	(1,022)
Less discount associated with issuance of warrants	—	(929)

Total Horizon term loan	—	13,049
Less-current portion	—	—

Term loan-non current portion	$—	$13,049

Midcap Credit Facility and Term Loan

On October 16, 2017, the Company entered into a three-year $15.0 million revolving credit facility (“Credit Facility”) with Midcap pursuant to a Credit and Security Agreement. The Credit Facility can be, subject to certain conditions, increased to $30.0 million. Loans under the Credit Facility are determined based on percentages of its eligible accounts receivable and eligible inventory. The Credit Facility bears interest at LIBOR plus 5.75% for outstanding borrowings. The Company is required to pay a facility availability fee of 0.5% on the average unused portion of the facility. The Credit Facility contains certain financial covenants that require the Company to maintain minimum liquidity targets and other ratios starting in October 2018. The Company incurred approximately $1.2 million in debt issuance costs, which has been offset against the debt and will be expensed over the three years. As of December 31, 2017, there was $4.6 million outstanding on the Credit Facility and an available balance of approximately $5.6 million.

As part of the Credit and Security Agreement entered into on October 16, 2017, the Company also obtained a three-year $7.0 million term loan (“Term Loan”) with MidCap. The Term Loan bears interest at LIBOR plus 9.75% for outstanding borrowings and payments on principal are made on a monthly basis. The maturity date of the Term Loan is October 2020.

In October 2017, in connection with the Mid Cap Credit Facility and Term Loan agreement, MGI issued warrants to purchase 139,194 shares of its B-1 Preferred Shares at an exercise price of $5.029 per share. In connection with the Merger, the warrants became exercisable for 44,871 shares of the Company’s common stock at an exercise price of $15.60 per share. The warrants are currently exercisable and expire ten years from the date of issuance. The Company utilized the Binomial option-pricing model to determine the fair value of the warrants. The fair value of the warrants on issuance was $0.1 million, which has been recorded as a debt discount against the Mid Cap Credit Facility and Term Loan. For the year-ended December 31, 2017 and 2018, the Company expensed less than $0.1 million related to these warrants in each year.

On November 23, 2018, the Company exited the Credit Facility with MidCap and entered into a new three-year $25.0 million revolving credit facility (“New Credit Facility”) with MidCap. The New Credit Facility can be increased, subject to certain conditions, to $50.0 million. Loans under the New Credit Facility are determined based on percentages of the Company’s eligible accounts receivable and eligible inventory. The New Credit Facility bears interest at LIBOR plus 5.75% for outstanding borrowings. The Company is required to pay a facility availability fee of 0.5% on the average unused portion of the facility. The New Credit Facility contains a minimum liquidity financial covenant that requires the Company to maintain a minimum of $5.0 million in cash on hand or availability in the New Credit Facility. In 2018, the Company incurred approximately $1.3 million in debt issuance costs which has been offset against the debt and will be expensed over the three years. Unamortized debt issuance costs of $0.7 million, relating to the previous Credit Facility, will be amortized in accordance with the terms of the New Credit Facility. As of December 31, 2018, there was $16.5 million outstanding on the Credit Facility and an available balance of approximately $1.4 million.

The Company recorded interest expense from the credit facilities of approximately $0.2 million and $1.2 million for the year-ended December 31, 2017 and 2018, respectively, which included $0.1 million and $0.4 million relating to debt issuance costs, respectively.

The Company recorded interest expense from the Term Loan of less than $0.2 million and $0.8 million for the year-ended December 31, 2017 and 2018, respectively, which included less than $0.1 million and less than $0.1 million relating to debt issuance costs, respectively.

On the December 31, 2018, the Company repaid the Term Loan with MidCap for $4.9 million as part of the entering into a new term loan with Horizon Technology Finance Corporation, including $0.1 million of a prepayment penalty. The Company expensed the remaining debt issuance costs related to the Term Loan of $0.2 million, including warrants.

Horizon Term Loan

On December 31, 2018, the Company entered into a new term loan agreement with Horizon. As part of the agreement, the Company obtained a five-year $15.0 million term loan (“Horizon Term Loan”). The Horizon Term Loan bears interest at 9.90% plus the amount by which one-month LIBOR (or, if LIBOR is no longer widely used or available, a successor benchmark rate, which successor rate shall be applied in a manner consistent with market practice, or if there is no consistent market practice, such successor rate shall be applied in a manner reasonably determined by Horizon) exceeds 2.50% for outstanding borrowings and payments on principal are made on a monthly basis. The maturity date of the Horizon Term Loan is January 2023. The Horizon Term Loan contains minimum required EBITDA financial covenants that require the Company to achieve EBITDA of certain amounts based on the amount that the Company is permitted to borrow under the New Credit Facility (the “Revolving Line Indebtedness Cap”). The Horizon Loan Agreement also contains a cash collateral covenant that requires the Company to maintain a cash collateral account with an amount based on the Revolving Line Indebtedness Cap. The term loan payments of principal under the Horizon Term Loan as of December 31, 2018 are as follows:

Year-Ending December 31
2019	$—
2020	2,500
2021	6,000
2022	6,000
Thereafter	500

Total term loan payments	$15,000

In connection with the Horizon Term Loan agreement, the Company issued warrants to purchase 76,923 shares of its common stock at an exercise price of $15.60 per share. The warrants are exercisable and expire ten years from the date of issuance. The Company utilized the Binomial option-pricing model to determine the fair value of the warrants. The fair value of the warrants on issuance was $0.9 million, which has been recorded as a debt discount against the Horizon Term Loan.

The Company incurred approximately $1.0 million in debt issuance costs which has been offset against the debt and will expense over the five years.

The Credit Facility and Horizon Term Loan contain a minimum liquidity covenant that requires the Company to maintain at minimum $5.0 million in unrestricted cash at all times, subject to increases based on amounts drawn. Further, there are additional covenants that, among other things, restrict the ability of the Company and certain of its subsidiaries to (i) incur, assume or guarantee additional indebtedness; (ii) pay dividends or redeem or repurchase capital stock; (iii) make other restricted payments; (iv) incur liens; (v) redeem debt that is junior in right of payment to the notes; (vi) sell or otherwise dispose of assets, including capital stock of subsidiaries; (vii) enter into mergers or consolidations; and (viii) enter into transactions with affiliates. These covenants are subject to a number of important exceptions and qualifications.

OTHER TERM LOANS

The Company at times has taken certain term loans from its key vendor as part of a program that assists in growth within the vendor’s online sales platform. These loans are short-term in nature and carry an interest rate of approximately 12%.

During 2017, the Company had borrowed an additional $0.7 million during the period and prior to obtaining the Credit Facility and Term Loan, the Company repaid all loans outstanding totaling $1.5 million. Interest paid during the year-ended December 31, 2017 was approximately $0.1 million. There have been no other term loans.

Interest expense, net

Interest expense, net consisted of the following for the years-ended December 31, 2017 and 2018:

	December 31, 2017	December 31, 2018
Interest expense	$413	$2,354
Interest income	(1)	(1)

Total Interest expense, net	$412	$2,353